Lease revenue - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Leases [Abstract]
Supplemental maintenance rent	$ 16.4	$ 6.1	$ 6.9